Share-Based Compensation - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize unrecognized compensation expense	2 years 4 months 24 days		1 year 8 months 8 days
Performance Based units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 0		$ 0
Class C Preferred Units | Time-Based Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	999,400	$ 271,328
Unrecognized compensation expense	4,364,766		1,482,228
Subclass B-1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			380,000	$ 380,000	$ 380,000
Unrecognized compensation expense	$ 4,364,766		$ 1,482,228